Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss) for the period	$ (17,668,845)	$ 11,627,607
Adjustments for:
Depreciation and amortization	20,459,767	15,587,200
Stock-based compensation (notes 12 and 15)	2,083,914	3,554,765
Interest expense-accretion of debt and paid-in-kind interest	5,482,307	2,047,214
Deferred income tax expense (benefit)	(5,430,254)	2,092,504
Financial instruments revaluation and other (gains) losses	18,171,079	2,823,217
Changes in operating assets and liabilities
Accounts receivable	(8,259,697)	(25,243,156)
Prepaid expenses, security deposits and other assets	(138,395)	(3,657,429)
Accounts payable and accrued liabilities	9,038,102	1,369,580
Operating lease liabilities and right-of-use assets	2,952,575	2,379,575
Net Cash Provided by (Used in) Operating Activities	26,690,553	12,581,077
Investing activities
Purchase of property and equipment and intangible assets	(13,420,375)	(12,447,634)
Business acquisitions – net of cash acquired (note 3)	(3,198,634)	(218,659,981)
Other investments	(463,789)	0
Net Cash Provided by (Used in) Investing Activities	(17,082,798)	(231,107,615)
Financing activities
Loan proceeds (note 10)	406,300,000	354,114,000
Loan repayments (note 10)	(371,524,423)	(113,887,167)
Issuance costs – loans	(15,216,138)	(14,781,765)
Finance leases – principal payments	(1,524,548)	(904,193)
Subordinated notes or earn-out (note 11)	(200,000)	(1,500,000)
Earn-out liability (note 8)	(4,688,553)	0
Common shares (note 12)	0	1,311,146
Payment to non-controlling interests	(1,747,021)	(1,762,979)
Net Cash Provided by (Used in) Financing Activities	11,399,317	222,589,042
Increase in cash during the period	21,007,072	4,062,504
Cash – Beginning of period	23,388,916	19,326,412
Cash – End of period	44,395,988	23,388,916
Supplementary information
Interest expense paid	22,844,479	18,882,263
Income taxes paid	$ 1,172,464	$ 487,598